Inventories (Details) - Schedule of Inventories - ZAR (R) R in Thousands	Feb. 29, 2024	Feb. 28, 2023
Schedule of Inventories [Abstract]
Vehicles	R 2,083	R 75,843
Other consumables	4,499	3,316
Total inventories	R 6,582	R 79,159